Significant Accounting Policies - Schedule of Lease Cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flow, Operating Activities, Lessee [Abstract]
Cash payments for operating leases	¥ 161,997	¥ 107,772
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 152,481	¥ 260,867